                                [NATIONWIDE LOGO]
                                       MFS
                                    VARIABLE
                                     ACCOUNT

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998





                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO




APO-719-Y (6/98)

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the MFS Variable Account.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                                       /s/ Joseph J. Gasper

                                       Joseph J. Gasper, President
                                       August 17, 1998

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
         52,975,552 shares (cost $52,975,552) ..............................................................   $ 52,975,552
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         4,368,283 shares (cost $49,618,643) ...............................................................     67,315,246
      Massachusetts Investors Trust - Class A (MFSInvTr)
         2,871,585 shares (cost $39,274,597) ...............................................................     57,718,864
      MFS(R) Bond Fund - Class A (MFSBdFd)
         2,078,517 shares (cost $27,003,250) ...............................................................     28,330,188
      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         367,481 shares (cost $11,357,316) .................................................................     15,717,178
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         8,539,720 shares (cost $103,711,918) ..............................................................    141,588,554
      MFS(R) High Income Fund - Class A (MFSHiInc)
         5,461,343 shares (cost $28,848,740) ...............................................................     30,692,745
      MFS(R) Research Fund - Class A (MFSRsrch)
         2,226,485 shares (cost $35,571,734) ...............................................................     56,196,478
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         4,110,247 shares (cost $57,107,258) ...............................................................     69,339,859
      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         497,268 shares (cost $5,556,962) ..................................................................      5,534,595
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,515,951 shares (cost $1,515,951) ................................................................      1,515,951
                                                                                                                 ----------
            Total investments ..............................................................................    526,925,210

   Accounts receivable .....................................................................................        162,806
                                                                                                                 ----------
            Total assets ...................................................................................    527,088,016

ACCOUNTS PAYABLE ...........................................................................................          -
                                                                                                                 ----------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................  $ 527,088,016
                                                                                                                 ==========







See accompanying notes to financial statements.

                                                       MFS VARIABLE ACCOUNT
                                               STATEMENTS OF OPERATIONS AND CHANGES
                                                    IN CONTRACT OWNERS' EQUITY
                                          SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                                            (UNAUDITED)

                                                              TOTAL                         MFSMyMkt
                                                  ----------------------------   ------------------------------
                                                      1998            1997            1998             1997
                                                  -------------  -------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $          5,105,729      $5,495,980       1,320,092       1,326,824
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ......................                (3,670)         (3,396)         (1,256)         (1,400)
      Spectrum ..........................            (3,380,483)     (3,060,443)       (341,861)       (381,069)
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............             1,721,576       2,432,141         976,975         944,355
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..            65,575,253      54,421,707       9,257,236      10,438,068
  Cost of mutual fund shares sold........           (49,144,846)    (49,160,548)     (9,257,236)    (10,438,068)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..            16,430,407       5,261,159               -               -
  Change in unrealized gain (loss) on                46,487,977      43,131,486               -               -
    investments .........................        --------------  --------------  --------------  --------------
                                                     62,918,384      48,392,645               -               -
    Net gain (loss) on investments.......        --------------  --------------  --------------  --------------
                                                      2,187,191               -               -               -
  Reinvested capital gains...............        --------------  --------------  --------------  --------------

      Net increase (decrease) in contract
        owners' equity resulting from
         operations. ....................            66,827,151      50,824,786         976,975         944,355
                                                 --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            10,981,670       9,408,221         516,288         564,191
  Transfers between funds................                     -               -       2,941,133       2,445,563
  Redemptions............................           (45,829,640)    (33,832,527)     (4,921,374)     (5,186,982)
  Annuity benefits.......................              (284,986)       (270,143)        (39,239)        (44,347)
  Annual contract maintenance charge (note 2)          (122,609)       (204,028)        (23,036)        (33,069)
  Contingent deferred sales charges (note 2)            (49,867)        (56,880)         (6,907)        (11,579)
  Adjustments to maintain reserves.......              (874,357)        (57,136)        (60,555)         (5,003)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............           (36,179,789)    (25,012,493)     (1,593,690)     (2,271,226)
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            30,647,362      25,812,293        (616,715)     (1,326,871)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         496,440,654     465,401,028      53,627,515      59,634,697
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $        527,088,016     491,213,321      53,010,800      58,307,826
                                                 ==============  ==============  ==============  ==============


                                                       MFS VARIABLE ACCOUNT
                                               STATEMENTS OF OPERATIONS AND CHANGES
                                                    IN CONTRACT OWNERS' EQUITY
                                          SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                                            (UNAUDITED)

                                                            MFSGrStk                         MFSinvTr
                                                 ------------------------------  ------------------------------
                                                      1998            1997             1998            1997
                                                 -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $                 -                -         236,648         274,013
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ......................                 (668)            (440)           (258)           (209)
      Spectrum ..........................             (405,450)        (266,929)       (372,508)       (302,199)
                                                 -------------   --------------  --------------  --------------
    Net investment activity..............             (406,118)        (267,369)       (136,118)        (28,395)
                                                 -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..            5,415,916        4,969,313       7,082,665       3,290,916
  Cost of mutual fund shares sold........           (4,102,311)      (5,749,851)     (4,663,000)     (2,801,124)
                                                 -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..            1,313,605         (780,538)      2,419,665         489,792
  Change in unrealized gain (loss) on
    investments .........................           11,861,506       10,413,226       5,569,931       7,306,130
                                                 -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......           13,175,111        9,632,688       7,989,596       7,795,922
                                                 -------------   --------------  --------------  --------------
  Reinvested capital gains...............                    -                -         623,892               -
                                                 -------------   --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
         operations. ....................           12,768,993        9,365,319       8,477,370       7,767,527
                                                 -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            1,576,502        2,366,384         506,130       1,047,398
  Transfers between funds................            3,119,448          (73,451)       (364,850)      2,106,773
  Redemptions............................           (4,410,564)      (3,427,388)     (4,508,508)     (2,365,836)
  Annuity benefits.......................              (21,173)         (12,959)        (16,938)        (13,987)
  Annual contract maintenance charge (note 2)           (7,994)         (14,529)         (8,439)        (14,415)
  Contingent deferred sales charges (note 2)            (2,628)          (4,310)         (2,347)         (3,891)
  Adjustments to maintain reserves.......               (1,695)          (7,607)        (82,348)         21,422
                                                 -------------   --------------  --------------  --------------
      Net equity transactions............              251,896       (1,173,860)     (4,477,300)        777,464
                                                 -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           13,020,889        8,191,459       4,000,070       8,544,991
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         54,292,591       37,885,509      53,834,266      42,689,756
                                                 -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $        67,313,480       46,076,968      57,834,336      51,234,747
                                                 =============   ==============  ==============  ==============

                                                       MFS VARIABLE ACCOUNT
                                               STATEMENTS OF OPERATIONS AND CHANGES
                                                    IN CONTRACT OWNERS' EQUITY
                                          SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                                            (UNAUDITED)

                                                        MFSBdFd                        MFSemGro
                                                 -----------------------------   ------------------------------
                                                      1998             1997            1998          1997
                                                 -------------   -------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            934,958       1,081,627               -               -
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ......................                  (122)           (131)              -               -
      Spectrum ..........................              (186,430)       (200,365)       (104,907)        (94,362)
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............               748,406         881,131        (104,907)        (94,362)
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..             4,010,742       5,552,270       4,681,229       2,916,916
  Cost of mutual fund shares sold........            (3,922,434)     (6,140,881)     (2,272,202)     (1,694,458)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                88,308        (588,611)      2,409,027       1,222,458
  Change in unrealized gain (loss) on                   (74,920)        602,832         394,201         548,844
    investments .........................        --------------  --------------  --------------  --------------
                                                         13,388          14,221       2,803,228       1,771,302
    Net gain (loss) on investments.......        --------------  --------------  --------------  --------------
                                                              -               -               -               -
  Reinvested capital gains...............        --------------  --------------  --------------  --------------

      Net increase (decrease) in contract
        owners' equity resulting from
         operations. ....................               761,794         895,352       2,698,321       1,676,940
                                                 --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               303,596         569,060         687,957         559,764
  Transfers between funds................              (461,251)       (914,867)       (778,450)       (970,878)
  Redemptions............................            (2,077,516)     (3,811,306)     (2,643,050)     (1,333,744)
  Annuity benefits.......................               (24,810)        (32,886)           (412)           (326)
  Annual contract maintenance charge (note 2)            (5,869)        (12,173)         (5,939)         (9,852)
  Contingent deferred sales charges (note 2)             (4,034)         (6,011)         (1,117)         (1,286)
  Adjustments to maintain reserves.......                (7,789)          9,952           7,828             216
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............            (2,277,673)     (4,198,231)     (2,733,183)     (1,756,106)
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            (1,515,879)     (3,302,879)        (34,862)        (79,166)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD          29,838,111      32,932,598      15,752,071      15,017,791
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $         28,322,232      29,629,719      15,717,209      14,938,625
                                                 ==============  ==============  ==============  ==============

                                                       MFS VARIABLE ACCOUNT
                                               STATEMENTS OF OPERATIONS AND CHANGES
                                                    IN CONTRACT OWNERS' EQUITY
                                          SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                                            (UNAUDITED)

                                                            MFSGrOpp                         MFSHIinc
                                                 -----------------------------   ------------------------------
                                                      1998            1997             1998            1997
                                                 -------------   -------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $                 -                -       1,311,994       1,441,096
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ......................                 (859)            (748)           (114)           (118)
      Spectrum ..........................             (893,967)        (778,568)       (206,002)       (213,985)
                                                 -------------   --------------  --------------  --------------
    Net investment activity..............             (894,826)        (779,316)      1,105,878       1,226,993
                                                 -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..           14,070,086        7,993,824       3,947,624       5,727,698
  Cost of mutual fund shares sold........           (9,526,021)      (6,168,106)     (3,409,485)     (5,792,526)
                                                 -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..            4,544,065        1,825,718         538,139         (64,828)
  Change in unrealized gain (loss) on
    investments .........................           19,859,236       15,483,334         (20,824)        471,254
                                                 -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......           24,403,301       17,309,052         517,315         406,426
                                                 -------------   --------------  --------------  --------------
  Reinvested capital gains...............            1,563,299                -               -               -
                                                 -------------   --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from               25,071,774       16,529,736       1,623,193       1,633,419
         operations. ....................        -------------   --------------  --------------  --------------


EQUITY TRANSACTIONS:
  Purchase payments received from                    4,450,471        1,506,627         193,892         471,100
    contract owners......................           (1,284,838)      (1,215,346)       (222,922)       (462,162)
  Transfers between funds................          (13,141,803)      (5,986,808)     (2,195,837)     (2,327,646)
  Redemptions............................              (73,232)         (63,777)        (48,090)        (47,019)
  Annuity benefits.......................              (39,015)         (59,261)        (11,252)        (17,126)
  Annual contract maintenance charge (note 2)          (13,655)         (12,301)         (2,596)         (3,074)
  Contingent deferred sales charges (note 2)          (747,105)         (93,595)          5,896           9,530
  Adjustments to maintain reserves.......        -------------   --------------  --------------  --------------
                                                   (10,849,177)      (5,924,461)     (2,280,909)     (2,376,397)
      Net equity transactions............        -------------   --------------  --------------  --------------

                                                    14,222,597       10,605,275        (657,716)       (742,978)
NET CHANGE IN CONTRACT OWNERS' EQUITY....          127,367,533      116,502,318      31,354,959      33,862,351
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD      -------------   --------------  --------------  --------------
                                                   141,590,130      127,107,593      30,697,243      33,119,373
CONTRACT OWNERS' EQUITY END OF PERIOD....  $     =============   ==============  ==============  ==============



                                                       MFS VARIABLE ACCOUNT
                                               STATEMENTS OF OPERATIONS AND CHANGES
                                                    IN CONTRACT OWNERS' EQUITY
                                          SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                                            (UNAUDITED)

                                                             MFSRsrch                        MFSTotRe
                                                  ------------------------------  ------------------------------
                                                       1998            1997            1998            1997
                                                  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $                   -               -       1,260,789       1,324,616
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ......................                   (320)           (279)            (73)            (71)
      Spectrum ..........................               (354,261)       (309,148)       (464,563)       (450,732)
                                                  --------------  --------------  --------------  --------------
    Net investment activity..............               (354,581)       (309,427)        796,153         873,813
                                                  --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..              6,973,698       4,049,396       7,998,318       6,704,161
  Cost of mutual fund shares sold........             (3,934,121)     (2,472,165)     (5,848,154)     (5,092,647)
                                                  --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..              3,039,577       1,577,231       2,150,164       1,611,514
  Change in unrealized gain (loss) on
    investments .........................              6,172,327       4,313,694       2,474,312       4,170,264
                                                  --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......              9,211,904       5,890,925       4,624,476       5,781,778
                                                  --------------  --------------  --------------  --------------
  Reinvested capital gains...............                      -               -               -               -
                                                  --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
         operations. ....................              8,857,323       5,581,498       5,420,629       6,655,591
                                                  --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              1,545,450         942,143         550,291         523,149
  Transfers between funds................             (1,096,149)        237,926        (579,499)       (780,736)
  Redemptions............................             (4,436,250)     (2,835,221)     (6,731,389)     (5,084,767)
  Annuity benefits.......................                (27,322)        (22,394)        (29,842)        (28,622)
  Annual contract maintenance charge (note 2)             (6,322)        (14,006)        (11,726)        (23,862)
  Contingent deferred sales charges (note 2)              (4,858)         (4,557)        (10,023)         (7,990)
  Adjustments to maintain reserves.......                 11,709           6,785           8,444             710
                                                  --------------  --------------  --------------  --------------
      Net equity transactions............             (4,013,742)     (1,689,324)     (6,803,744)     (5,402,118)
                                                  --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....              4,843,581       3,892,174      (1,383,115)      1,253,473
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           51,364,151      46,619,691      70,728,523      69,680,071
                                                  --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $          56,207,732      50,511,865      69,345,408      70,933,544
                                                  ==============  ==============  ==============  ==============

                                                       MFS VARIABLE ACCOUNT
                                               STATEMENTS OF OPERATIONS AND CHANGES
                                                    IN CONTRACT OWNERS' EQUITY
                                          SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                                            (UNAUDITED)

                                                                MFSWdGvt                         NSATMyMkt
                                                    ------------------------------  ------------------------------
                                                         1998            1997             1998            1997
                                                    -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $                    -                -          41,248          47,804
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ......................                       -                -               -               -
      Spectrum ..........................                 (40,207)         (50,731)        (10,327)        (12,355)
                                                    -------------   --------------  --------------  --------------
    Net investment activity..............                 (40,207)         (50,731)         30,921          35,449
                                                    -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..               2,000,096        1,808,023         137,643         971,122
  Cost of mutual fund shares sold........              (2,072,239)      (1,839,600)       (137,643)       (971,122)
                                                    -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                 (72,143)         (31,577)              -               -
  Change in unrealized gain (loss) on
    investments .........................                 252,208         (178,092)              -               -
                                                    -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......                 180,065         (209,669)              -               -
                                                    -------------   --------------  --------------  --------------
  Reinvested capital gains...............                       -                -               -               -
                                                    -------------   --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
         operations. ....................                 139,858         (260,400)         30,921          35,449
                                                    -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 643,257          798,882           7,836          59,523
  Transfers between funds................              (1,272,622)        (379,615)              -           6,793
  Redemptions............................                (634,256)      (1,242,568)       (129,093)       (230,261)
  Annuity benefits.......................                  (3,928)          (3,826)              -               -
  Annual contract maintenance charge (note 2)              (1,961)          (4,151)         (1,056)         (1,584)
  Contingent deferred sales charges (note 2)               (1,409)          (1,476)           (293)           (405)
  Adjustments to maintain reserves.......                  (8,733)             473              (9)            (19)
                                                    -------------   --------------  --------------  --------------
      Net equity transactions............              (1,279,652)        (832,281)       (122,615)       (165,953)
                                                    -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....              (1,139,794)      (1,092,681)        (91,694)       (130,504)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             6,673,369        8,565,606       1,607,565       2,010,640
                                                    -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $            5,533,575        7,472,925       1,515,871       1,880,136
                                                    =============   ==============  ==============  ==============



See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R) Bond Fund - Class A (MFSBdFd)

              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              MFS(R) Research Fund - Class A (MFSRsrch)

              MFS(R) Total Return Fund - Class A (MFSTotRe)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                (managed for a fee by an affiliated investment advisor)

         At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1998, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

                                                                                                                   PERIOD
     Contract owners' equity represented by:                 UNITS          UNIT VALUE                             RETURN
                                                           --------         -----------                            -------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R) Money Market Fund:
            Non-tax qualified                                   6,827               $ 37.297790   $    254,632           2%
            Tax qualified spectrum                          1,079,003                 31.663754     34,165,286           2%
            Non-tax qualified spectrum                        572,420                 31.685757     18,137,561           2%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified                                     850                171.407592        145,696          23%
            Tax qualified spectrum                            289,537                180.577664     52,283,915          23%
            Non-tax qualified spectrum                         90,271                153.229372     13,832,169          23%
            Non-tax qualified spectrum (81-225)                 4,021                166.923646        671,200          23%

         Massachusetts Investors Trust - Class A:
            Tax qualified                                          16                190.093495          3,041          16%
            Non-tax qualified                                     289                179.378145         51,840          16%
            Tax qualified spectrum                            292,698                151.865113     44,450,615          16%
            Non-tax qualified spectrum                         93,660                136.259480     12,762,063          16%
            Non-tax qualified spectrum (81-225)                 1,447                144.762198        209,471          16%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified                                     343                 58.880491         20,196           3%
            Tax qualified spectrum                            409,064                 50.270990     20,564,052           3%
            Non-tax qualified spectrum                        146,691                 50.229885      7,368,272           3%
            Non-tax qualified spectrum (81-225)                   788                 50.426324         39,736           3%

         MFS(R) Emerging Growth Fund - Class A:
            Tax qualified spectrum                            326,884                 47.918186     15,663,688          17%
            Non-tax qualified spectrum (81-225)                   781                 47.918186         37,424          17%

         MFS(R) Growth Opportunities Fund - Class A:
            Non-tax qualified                                   1,008                182.646892        184,108          20%
            Tax qualified spectrum                            680,022                169.087700    114,983,356          20%
            Non-tax qualified spectrum                        161,187                143.630348     23,151,345          20%
            Non-tax qualified spectrum (81-225)                12,382                158.479933      1,962,299          20%

         MFS(R) High Income Fund - Class A:
            Non-tax qualified                                     231                 75.924052         17,538           5%
            Tax qualified spectrum                            310,784                 66.256138     20,591,348           5%
            Non-tax qualified spectrum                        141,767                 65.250968      9,250,434           5%
            Non-tax qualified spectrum (81-225)                 4,994                 66.256138        330,883           5%






         MFS(R) Research Fund - Class A:
            Non-tax qualified                                     390                175.135301         68,303          18%
            Tax qualified spectrum                            242,877                172.153516     41,812,130          18%
            Non-tax qualified spectrum                         91,555                150.422448     13,771,927          18%
            Non-tax qualified spectrum (81-225)                 1,285                170.144034        218,635          18%

         MFS(R) Total Return Fund - Class A:
            Tax qualified                                         131                116.779750         15,298           8%
            Tax qualified spectrum                            514,706                106.565063     54,849,677           8%
            Non-tax qualified spectrum                        135,685                103.151426     13,996,101           8%
            Non-tax qualified spectrum (81-225)                   848                105.528324         89,488           8%

         MFS(R) World Governments Fund - Class A:
            Tax qualified spectrum                             94,505                 51.381897      4,855,846           2%
            Non-tax qualified spectrum                         11,827                 50.094013        592,462           2%
            Non-tax qualified spectrum (81-225)                   507                 51.302017         26,010           2%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum                             37,952                 24.133783        915,925           2%
            Non-tax qualified spectrum                         24,843                 24.149479        599,946           2%
                                                             ========                ==========

      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                               65,443
            Non-tax qualified                                                                           53,562
            Tax qualified spectrum                                                                   2,774,284
            Non-tax qualified spectrum                                                               1,245,322
            Non-tax qualified spectrum (81-225)                                                          5,489
                                                                                                   -----------
                                                                                                 $ 527,088,016
                                                                                                   ===========


NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

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                                                             U.S. Postage
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                                                            Columbus, Ohio
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